Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Total property and equipment		$ 6,039,000	$ 4,250,000
Less: accumulated depreciation and amortization		2,646,000	1,909,000
Total property and equipment, net	$ 3,888,000	3,393,000	2,341,000
Internal-Use Software Development Costs
Property Plant And Equipment [Line Items]
Total property and equipment		1,470,000	1,440,000
Servers
Property Plant And Equipment [Line Items]
Total property and equipment		1,629,000	1,170,000
Office Equipment
Property Plant And Equipment [Line Items]
Total property and equipment		1,153,000	965,000
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment		616,000	222,000
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment		388,000	189,000
Assets-in-Progress
Property Plant And Equipment [Line Items]
Total property and equipment		665,000	108,000
Vehicles
Property Plant And Equipment [Line Items]
Total property and equipment		23,000	49,000
Software
Property Plant And Equipment [Line Items]
Total property and equipment		4,000	4,000
Other Assets
Property Plant And Equipment [Line Items]
Total property and equipment		$ 91,000	$ 103,000